Real Estate, Net (Details Narrative) $ in Thousands															12 Months Ended
	Dec. 02, 2022 USD ($) a	Oct. 13, 2022 USD ($) a	Jun. 28, 2022 USD ($) a	May 09, 2022 USD ($) a	Jan. 07, 2022 USD ($) a	Dec. 21, 2021 USD ($) a	Nov. 30, 2021 USD ($)	Nov. 18, 2021 USD ($) a	Oct. 29, 2021 USD ($) a	Jul. 15, 2021 USD ($) a	May 28, 2021 USD ($)	May 07, 2021 USD ($) a	Mar. 12, 2021 USD ($)	Feb. 24, 2021 USD ($) a	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 30, 2020 a
Area of real estate property | a	5.9	19	60	0.265	1.1
Variable interest entity, ownership percentage			70.20%
Initial capital contribution to acquire real estate			$ 3,800
Percentage of interest acquired	99.00%
Depreciation expense															$ 1,291	$ 588
Real Estate [Member]
Depreciation expense															700	$ 200
C M C J V Partner [Member]
Initial capital contribution to acquire real estate			$ 3,100
Other income expense															$ 400
CMC JV Partner [Member]
Initial capital contribution to acquire real estate														$ 200
B P O Z 1400 Davidson Q O Z B [Member]
Asset acquisition consideration transferred	$ 16,400
Asset acquisition consideration transferred transaction cost	200
B P O Z 1400 Davidson Q O Z B [Member] | Below Market Lease Liability [Member]
Asset acquisition consideration transferred	400
B P O Z 1400 Davidson Q O Z B [Member] | Intangible Assets [Member]
Asset acquisition consideration transferred in place	600
B P O Z 1400 Davidson Q O Z B [Member] | Land [Member]
Asset acquisition consideration transferred, land	15,200
B P O Z 1400 Davidson Q O Z B [Member] | Building [Member]
Asset acquisition consideration transferred, building	$ 800
Nine Hundered Eighth LP [Member]
Debt interest rate percentage														1.00%
Nine Hundered Eighth LP [Member] | Promissory Note [Member]
Notes payable														$ 200
CMC JV Partner [Member]
Payment for property deposit to acquire real estate														$ 400
BPOZ 900 Firs tLLC 2 [Member]
Asset acquisition consideration transferred													$ 2,500
BPOZ 900 First LLC [Member]
Asset acquisition consideration transferred transaction cost													100
BPOZ 900 First LLC [Member] | Below Market Lease Liability [Member]
Asset acquisition consideration transferred													200
BPOZ 900 First LLC [Member] | Intangible Assets [Member]
Asset acquisition consideration transferred													200
BPOZ 900 First LLC [Member] | Land [Member]
Asset acquisition consideration transferred, land													1,900
BPOZ 900 First LLC [Member] | Building [Member]
Asset acquisition consideration transferred, building													$ 600
BPOZ 1991 Main Stree LLC [Member]
Asset acquisition consideration transferred							$ 33,900
Debt assumed							$ 10,800
BPOZ 901909 Central Avenue North LLC [Member]
Area of real estate property | a						0.129
Asset acquisition consideration transferred						$ 2,600
Asset acquisition consideration transferred transaction cost						100
BPOZ 901909 Central Avenue North LLC [Member] | Below Market Lease Liability [Member]
Asset acquisition consideration transferred						500
BPOZ 901909 Central Avenue North LLC [Member] | Intangible Assets [Member]
Asset acquisition consideration transferred						400
BPOZ 901909 Central Avenue North LLC [Member] | Land [Member]
Asset acquisition consideration transferred, land						1,100
BPOZ 901909 Central Avenue North LLC [Member] | Building [Member]
Asset acquisition consideration transferred, building						$ 1,600
Mansfield Connecticut [Member] | BPOZ 17 Cedar Swamp, LLC [Member]
Asset acquisition consideration transferred					$ 300
Asset acquisition consideration real estate transaction costs					100
Mansfield Connecticut [Member] | BPOZ 17 Cedar Swamp, LLC [Member] | Land [Member]
Asset acquisition consideration transferred, land					100
Mansfield Connecticut [Member] | BPOZ 17 Cedar Swamp, LLC [Member] | Building [Member]
Asset acquisition consideration transferred, building					$ 200
Mansfield Connecticut [Member] | B P O Z 1750 Storrs L L C [Member]
Asset acquisition consideration transferred		$ 5,500
Asset acquisition consideration real estate transaction costs		$ 100
Sarasota Florida [Member]
Area of real estate property | a																	1.6
Sarasota Florida [Member] | BPOZ 1702 Ringling, LLC [Member]
Asset acquisition consideration transferred				$ 1,500
Asset acquisition consideration real estate transaction costs				100
Sarasota Florida [Member] | BPOZ 1702 Ringling, LLC [Member] | Land [Member]
Asset acquisition consideration transferred, land				1,300
Sarasota Florida [Member] | BPOZ 1702 Ringling, LLC [Member] | Building [Member]
Asset acquisition consideration transferred, building				100
Sarasota Florida [Member] | BPOZ 1702 Ringling, LLC [Member] | In Place [Member]
Asset acquisition consideration transferred in place				$ 100
Sarasota Florida [Member] | BPOZ 1900 Fruitville LLC [Member]
Area of real estate property | a												1.205
Asset acquisition consideration transferred												$ 4,700
Asset acquisition consideration transferred transaction cost												100
Sarasota Florida [Member] | BPOZ 1900 Fruitville LLC [Member] | Intangible in Place Lease Assets [Member]
Asset acquisition consideration transferred												200
Sarasota Florida [Member] | BPOZ 1900 Fruitville LLC [Member] | Land [Member]
Asset acquisition consideration transferred, land												$ 4,500
Nashville Tennessee 900 Eighth Avenue South Nashville [Member] | Nine Hundered Eighth LP [Member]
Area of real estate property | a														3.17
Nashville Tennessee 900 Eighth Avenue South Nashville [Member] | Nine Hundered Eighth LP 2 [Member]
Asset acquisition consideration transferred											$ 19,700
Nashville Tennessee 900 Eighth Avenue South [Member] | Nine Hundered Eighth LP [Member]
Asset acquisition consideration transferred transaction cost											$ 100
Storrs Connecticut [Member] | BPOZ Storrs Road LLC [Member]
Area of real estate property | a										9
Asset acquisition consideration transferred										$ 100
Asset acquisition consideration transferred transaction cost										$ 100
Nashville Tennessee [Member] | BPOZ Nashville No Two LLC [Member]
Area of real estate property | a									8
Asset acquisition consideration transferred									$ 21,000
Asset acquisition consideration transferred transaction cost									$ 200
Nashville Tennessee [Member] | BPOZ Nashville No Three LLC [Member]
Area of real estate property | a								1.66
Asset acquisition consideration transferred								$ 2,100
Asset acquisition consideration transferred transaction cost								100
Nashville Tennessee [Member] | BPOZ Nashville No Three LLC [Member] | Intangible Assets [Member]
Asset acquisition consideration transferred								100
Nashville Tennessee [Member] | BPOZ Nashville No Three LLC [Member] | Land [Member]
Asset acquisition consideration transferred, land								1,800
Nashville Tennessee [Member] | BPOZ Nashville No Three LLC [Member] | Building [Member]
Asset acquisition consideration transferred, building								$ 200